PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 4. PREPAID EXPENSES

Prepaid expenses at June 30, 2022 and December 31, 2021 consist of the following:

	June 30,	December 31,
	2022	2021
Insurance	$328,872	$4,286
Deposits	57,236	-
Rent	15,736	-
Consulting services	873,250	8,267
Prepaid expenses	$1,275,094	$12,553

On February 26, 2021, the Company entered into a lease agreement for use of an office facility for a 12-month term beginning March 1, 2021 through February 28, 2022.  In addition to monthly base rent of $6,000, the agreement required the issuance of 5,333 shares of its common stock valued at $49,600. Stock-based compensation expense related to this agreement for the six-month periods ending June 30, 2022 and 2021 are $8,267 and $16,533, respectively.

On May 31, 2022, the Company entered into a new office facility lease agreement for a 12-month term beginning July 1, 2022 through June 30, 2023 with a monthly base rent of $15,736. The lease agreement required a deposit equivalent to one month’s base rent and first month’s base rent paid in advance as of June 30, 2022.

On May 25, 2022, the Company purchased Directors & Officers insurance prepaying annual premiums of $349,455 through a nine-month financing arrangement (see Note 9). The Company recorded $33,942 of insurance expense related to the prepaid insurance for the six-month period ending June 30, 2022.

On April 1, 2022, the Company made a payment of $300,000 to a consultant as a prepayment for strategic advisory and digital marketing services to be provided during a six-month period beginning on May 16, 2022 through November 15, 2022. In addition, the Company issued 500,000 common shares on June 29, 2022 to the consultant as additional compensation for the services to be provided at $0.91 per share with a fair value on the date of issuance of $455,000. The Company recorded professional consulting service expense of $188,750 for the three and six-month periods ending June 30, 3022.

On May 16, 2022, the Company made a payment of $100,000 to a consultant as prepayment for business development consulting services to be provided during a six-month period beginning on May 16, 2022 through November 15, 2022. In addition, the Company issued 300,000 common shares on June 8, 2022 to the consultant as additional compensation for services to be provided at $0.88 per share with a fair value on the date of issuance of $264,000. The Company recorded professional consulting service expense of $91,000 for the three and six-month periods ending June 30, 3022.

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	December 31, 2021	December 31, 2020
Insurance	$4,286	$3,370
Consulting services	-	111,860
Rent	8,267	-

Prepaid expenses	$12,553	$115,230

On February 26, 2021, the Company entered into a lease agreement for its office facility for a 12-month term beginning March 1, 2021.  In addition to monthly base rent of $6,000, the agreement required the issuance on 5,333 shares of its common stock valued at $49,600, all of which has been issued as of December 31, 2021, and is being amortized over the lease term.

During 2020, the Company entered into two consulting agreements for marketing services.  As of December 31, 2021 the Company had issued a total of 29,167 of its common shares valued at $142,714 under the terms of the agreements.  As of December 31, 2020, the share value is included in common stock subscriptions payable as the shares had not been issued.  Stock-based compensation expense for the years ended December 31, 2021 and 2020 includes approximately $110,000 and $33,000, respectively for these service agreements.